Vessels, detail (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 421,903
Additional capitalized costs	194
Vessels' disposals	(7,000)
Vessels' cost, ending balance	415,097
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(37,354)
Vessels' disposals	1,980
Depreciation for the period	(6,749)
Accumulated depreciation, ending balance	(42,123)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	384,549
Additional capitalized costs	194
Vessels' disposals	(5,020)
Depreciation for the period	(6,749)
Vessel's net book value, ending balance	$ 372,974